Loan and lease operations (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 47,539
Ending balance	47,758	R$ 47,539
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	146,210	34,192
Derecognition	(31,307)	(33,024)
Beginning balance	910,590	909,422
Ending balance	1,025,493	910,590
Gross carrying amount [member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	760,654	763,552
Transfer to Stage 2	(74,727)	(82,919)
Transfer to Stage 3	(3,807)	(4,518)
Cure to Stage 2	43,856	48,248
Cure from Stage 3	477	740
Acquisition / (Settlement)	150,200	35,551
Ending balance	876,653	760,654
Gross carrying amount [member] | Stages One [Member] | Foreign Loans Latin America One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	166,981	182,516
Transfer to Stage 2	(8,863)	(8,899)
Transfer to Stage 3	(884)	(903)
Cure to Stage 2	3,378	4,281
Cure from Stage 3	22	14
Acquisition / (Settlement)	38,431	(10,028)
Ending balance	199,065	166,981
Gross carrying amount [member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	89,699	86,702
Transfer to Stage 3	(24,728)	(24,156)
Cure from Stage 3	2,320	2,333
Acquisition / (Settlement)	(4,453)	(9,851)
Ending balance	93,709	89,699
Cure to Stage 1	(43,856)	(48,248)
Transfer from Stage 1	74,727	82,919
Gross carrying amount [member] | Stages Two [Member] | Foreign Loans Latin America One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,077	13,863
Transfer to Stage 3	(4,601)	(4,222)
Cure from Stage 3	475	339
Acquisition / (Settlement)	568	(2,521)
Ending balance	14,004	12,077
Cure to Stage 1	(3,378)	(4,281)
Transfer from Stage 1	8,863	8,899
Gross carrying amount [member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	60,237	59,168
Cure to Stage 2		(2,333)
Acquisition / (Settlement)	463	8,492
Ending balance	55,131	60,237
Cure to Stage 1	(477)	(740)
Transfer from Stage 1	3,807	4,518
Cure to Stage 2	(2,320)
Transfer from Stage 2	24,728	24,156
Derecognition	(31,307)	(33,024)
Gross carrying amount [member] | Stages Three [Member] | Foreign Loans Latin America One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,345	8,776
Cure to Stage 2		(339)
Acquisition / (Settlement)	(959)	(1,380)
Ending balance	11,818	9,345
Cure to Stage 1	(22)	(14)
Transfer from Stage 1	884	903
Cure to Stage 2	(475)
Transfer from Stage 2	4,601	4,222
Derecognition	(1,556)	(2,823)
Individuals One [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	53,114	41,646
Individuals One [Member] | Gross carrying amount [member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	317,335	305,210
Transfer to Stage 2	(53,024)	(58,899)
Transfer to Stage 3	(1,189)	(2,256)
Cure to Stage 2	35,139	37,760
Cure from Stage 3	243	186
Acquisition / (Settlement)	49,245	35,334
Ending balance	347,749	317,335
Individuals One [Member] | Gross carrying amount [member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	63,579	59,639
Transfer to Stage 3	(14,153)	(14,261)
Cure from Stage 3	1,307	1,299
Acquisition / (Settlement)	(2,150)	(4,237)
Ending balance	66,468	63,579
Cure to Stage 1	(35,139)	(37,760)
Transfer from Stage 1	53,024	58,899
Individuals One [Member] | Gross carrying amount [member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	35,702	35,254
Cure to Stage 2		(1,299)
Acquisition / (Settlement)	6,019	10,549
Ending balance	31,357	35,702
Cure to Stage 1	(243)	(186)
Transfer from Stage 1	1,189	2,256
Cure to Stage 2	(1,307)
Transfer from Stage 2	14,153	14,261
Derecognition	(24,156)	(25,133)
Corporate Loans One [Member] | Gross carrying amount [member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	130,916	133,205
Transfer to Stage 2	(938)	(1,040)
Transfer to Stage 3	(19)	(31)
Cure to Stage 2	475	421
Cure from Stage 3	42	118
Acquisition / (Settlement)	27,497	(1,757)
Ending balance	157,973	130,916
Corporate Loans One [Member] | Gross carrying amount [member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	956	901
Transfer to Stage 3	(564)	(297)
Cure from Stage 3	11	13
Acquisition / (Settlement)	149	(280)
Ending balance	1,015	956
Cure to Stage 1	(475)	(421)
Transfer from Stage 1	938	1,040
Corporate Loans One [Member] | Gross carrying amount [member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,589	5,162
Cure to Stage 2		(13)
Acquisition / (Settlement)	(3,107)	(632)
Ending balance	1,852	4,589
Cure to Stage 1	(42)	(118)
Transfer from Stage 1	19	31
Cure to Stage 2	(11)
Transfer from Stage 2	564	297
Derecognition	(160)	(138)
Micro Small And Medium Companies One [Member] | Gross carrying amount [member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	145,422	142,621
Transfer to Stage 2	(11,902)	(14,081)
Transfer to Stage 3	(1,715)	(1,328)
Cure to Stage 2	4,864	5,786
Cure from Stage 3	170	422
Acquisition / (Settlement)	35,027	12,002
Ending balance	171,866	145,422
Micro Small And Medium Companies One [Member] | Gross carrying amount [member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	13,087	12,299
Transfer to Stage 3	(5,410)	(5,376)
Cure from Stage 3	527	682
Acquisition / (Settlement)	(3,020)	(2,813)
Ending balance	12,222	13,087
Cure to Stage 1	(4,864)	(5,786)
Transfer from Stage 1	11,902	14,081
Micro Small And Medium Companies One [Member] | Gross carrying amount [member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,601	9,976
Cure to Stage 2		(682)
Acquisition / (Settlement)	(1,490)	(45)
Ending balance	10,104	10,601
Cure to Stage 1	(170)	(422)
Transfer from Stage 1	1,715	1,328
Cure to Stage 2	(527)
Transfer from Stage 2	5,410	5,376
Derecognition	(5,435)	(4,930)
Individuals Consolidated Stage [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Derecognition	(24,156)	(25,133)
Beginning balance	416,616	400,103
Ending balance	445,574	416,616
Corporate Loans Consolidated Stage [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	24,539	(2,669)
Derecognition	(160)	(138)
Beginning balance	136,461	139,268
Ending balance	160,840	136,461
Micro Small And Medium Companies Consolidated Stage [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	30,517	9,144
Derecognition	(5,435)	(4,930)
Beginning balance	169,110	164,896
Ending balance	194,192	169,110
Foreign Loans Latin America Consolidated Stage [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Acquisition / (Settlement)	38,040	(13,929)
Derecognition	(1,556)	(2,823)
Beginning balance	188,403	205,155
Ending balance	R$ 224,887	R$ 188,403